Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contract with Customer, Liability [Abstract]
Contract liabilities	$ 150	$ 696
Total	$ 150	$ 696